Commitment and contingencies (Details Narrative)													1 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Nov. 04, 2024 USD ($)	Nov. 04, 2024 CNY (¥)	Mar. 21, 2024 USD ($)	Mar. 21, 2024 CNY (¥)	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Aug. 02, 2024	May 31, 2024 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Project cost	$ 6,764,506	¥ 49,378,191.44					$ 5,221,922	¥ 37,064,159			$ 4,931,105	¥ 35,000,000
Payments to employees									$ 2,395,142	¥ 17,000,000
Construction costs							$ 7,171,990	¥ 50,905,352			$ 6,519,991	¥ 46,277,593
Loss contingency, damages sought, value			$ 1,045,196	¥ 7,418,594.09	$ 7,163,361	¥ 50,844,103.89
Loss contingency, settlement agreement, court	Ningbo Intermediate People’s Court	Ningbo Intermediate People’s Court											Wuhan Economic and Technological Development Zone People’s Court	Wuhan Economic and Technological Development Zone People’s Court	Taicang People’s Court of China
Loss contingency damages awarded value	$ 6,956,830.46	¥ 49,378,191.44											$ 1,063,316	¥ 7,547,203.80
Interest rate	1.00%	1.00%														3.35%
Other expenses	$ 4,226	¥ 30,000
Purchase price															$ 132,836.92		¥ 942,849.86